Financial Instruments Risk - Liquidity Risk (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other current payables	$ 152,884	$ 47,456
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	38,671	39,069
Accrued liabilities	79,933	5,967
Payroll liabilities	17,727	2,628
Excise tax payable	10,040	0
Other payables (receivables)	6,513	(208)
Trade and other current payables	$ 152,884	$ 47,456